Other Intangible Assets, Other than Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Amortized intangible assets:
Gross carrying amount	$ 6,989	$ 6,989
Accumulated amortization	3,819	2,828
Technology [Member]
Amortized intangible assets:
Gross carrying amount	$ 6,889	$ 6,889
Weighted average amortization period	7 years	7 years
Accumulated amortization	$ 3,771	$ 2,787
Patents [Member]
Amortized intangible assets:
Gross carrying amount	$ 100	$ 100
Weighted average amortization period	15 years	15 years
Accumulated amortization	$ 48	$ 41